Employee Future Benefits - Summary of Cash Payments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 155	$ 157
Retiree welfare plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	12	10
Defined benefit plans [Member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	75	79
Defined benefit plans [Member] | Retiree welfare plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	12	10
Defined contribution plans [Member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 80	$ 78